Capital Management - Schedule of Capital Managed (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Current portion of long-term debt	$ 146.7	$ 52.2
Non-current portion of long-term debt	982.3	1,183.6
Long-term debt	1,129.0	1,235.8
Bank indebtedness	23.6	65.4
Less: cash and cash equivalents	(352.9)	(148.3)
Net debt	799.7	1,152.9
Shareholders’ equity	2,756.6	2,286.0	$ 2,001.7
Total capital managed	$ 3,556.3	$ 3,438.9